Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net [Abstract]
Intangible assets, net
9.	Intangible assets, net

	December 31, 2016				December 31, 2017
(In thousands)	Cost	Amortization	Impairment	Net book value	Cost	Amortization	Impairment	Net book value
Land use rights	4,796	(543)	—	4,253	5,092	(746)	—	4,346
Trademarks (note a)	5,441	(1,814)	—	3,627	5,776	(2,544)	(3,232)	—
Non-compete agreement (note a)	1,325	(773)	—	552	1,407	(1,085)	(322)	—
Technology (including right-to-use) (note a)	2,117	(617)	—	1,500	2,247	(866)	(1,381)	—
Acquired computer software	884	(420)	—	464	1,981	(1,084)	—	897
Internal use software development costs	631	(631)	—	—	670	(670)	—	—
Online game licenses (note b)	5,454	(4,383)	(721)	350	6,309	(5,276)	(765)	268
	20,648	(9,181)	(721)	10,746	23,482	(12,271)	(5,700)	5,511

Note a:
With the launch of new cloud technology developed by the Group in 2017, the acquired intangible assets related to personal cloud storage business, arising from the acquisition of Kingsoft Cloud Holdings Limited in 2014, were no longer in use and full provision for impairment has been provided.

Note b:	As of December 31, 2016 and 2017, full provision for impairment has been provided for an online game license due to significant under performance in the past.

Amortization expense recognized for the years ended December 31, 2015, 2016 and 2017 are summarized as follows:

	Years ended December 31
(In thousands)	2015	2016	2017
Cost of revenues	147	243	241
General and administrative expenses	386	323	415
Research and development expenses	1,589	1,497	1,445
Total	2,122	2,063	2,101

The estimated aggregate amortization expense for each of the next five years as of December 31, 2017 is:

(In thousands)	Intangible assets
2018	697
2019	405
2020	338
2021	312
2022 and thereafter	3,759

The weighted average amortization periods of intangible assets as at December 31, 2016 and 2017 are as below:

(In year)	December 31, 2016	December 31, 2017
Land use right	30	30
Trademarks	7	7
Non-compete agreement	4	4
Technology (including right-to-use)	8	8
Acquired computer software	5	5
Internal use software development costs	5	5
Online game licenses	3	3
Total weighted average amortization periods	11	11